DELAWARE VIP TRUST
Macquarie VIP Emerging Markets Series
Macquarie VIP Fund for Income Series
Macquarie VIP Growth and Income Series
Macquarie VIP Growth Equity Series
Macquarie VIP Investment Grade Series
Macquarie VIP Limited Duration Bond Series
Macquarie VIP Opportunity Series
Macquarie VIP Small Cap Value Series
Macquarie VIP Total Return Series

IVY VARIABLE INSURANCE PORTFOLIOS
Macquarie VIP Asset Strategy Series
Macquarie VIP Balanced Series
Macquarie VIP Core Equity Series
Macquarie VIP Corporate Bond Series
Macquarie VIP Global Growth Series
Macquarie VIP Growth Series
Macquarie VIP High Income Series
Macquarie VIP International Core Equity Series
Macquarie VIP Limited-Term Bond Series
Macquarie VIP Mid Cap Growth Series
Macquarie VIP Pathfinder Aggressive Series
Macquarie VIP Pathfinder Conservative Series
Macquarie VIP Pathfinder Moderate Series
Macquarie VIP Pathfinder Moderately Aggressive Series
Macquarie VIP Pathfinder Moderately Conservative Series
Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series
Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series
Macquarie VIP Pathfinder Moderate - Managed Volatility Series
Macquarie VIP Science and Technology Series
Macquarie VIP Small Cap Growth Series
Macquarie VIP Smid Cap Core Series
Macquarie VIP Value Series

(each, a “Series”)

Supplement to the current Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (“SAI”) dated May 1, 2025 for each Series, as may be amended

Notice of Joint Special Shareholder Meeting Results
At the joint special shareholder meeting held on September 10, 2025, shareholders of each Series approved the proposal to approve a new investment advisory agreement for each Series.
As noted in the supplements dated June 12, 2025 and April 21, 2025, Macquarie Group Limited, the parent company of Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), together with certain of its affiliates, and Nomura Holding America Inc. (“Nomura”), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business.  The closing of this transaction is anticipated to close on or about November 1, 2025, subject to legal and regulatory approvals, client consents, and customary closing conditions.
Upon the closing of the transaction, the following changes are anticipated to take effect:

•	Name changes noted in the supplement dated June 12, 2025.
•	All references to MIMBT are changed to Nomura Investment Management Business Trust.
•	The changes set forth below for certain sub-advisory relationships that are with a currently affiliated sub-advisor:

Series	Remove MIMAK as sub-advisor	Remove MIMEL as sub-advisor	Remove MIMGL as sub-advisor	MIMGL is an unaffiliated sub-advisor
Macquarie VIP Asset Strategy Series Macquarie VIP Balanced Series	X	X		X
Macquarie VIP Core Equity Series
Macquarie VIP Emerging Markets Series
Macquarie VIP Global Growth Series
Macquarie VIP Growth Equity Series
Macquarie VIP Growth Series
Macquarie VIP International Core Equity Series
Macquarie VIP Mid Cap Growth Series
Macquarie VIP Opportunity Series
Macquarie VIP Science and Technology Series
Macquarie VIP Small Cap Growth Series
Macquarie VIP Small Cap Value Series
Macquarie VIP Smid Cap Core Series
Macquarie VIP Value Series
X
Macquarie VIP Corporate Bond Series
Macquarie VIP Fund for Income Series
Macquarie VIP High Income Series
Macquarie VIP Investment Grade Series
Macquarie VIP Limited Duration Bond Series
Macquarie VIP Limited-Term Bond Series
	X	X	X
Macquarie VIP Growth and Income Series				X
Macquarie VIP Total Return Series	X	X		X
Macquarie VIP Pathfinder Aggressive Series
Macquarie VIP Pathfinder Conservative Series
Macquarie VIP Pathfinder Moderate Series
Macquarie VIP Pathfinder Moderately Aggressive Series
Macquarie VIP Pathfinder Moderately Conservative Series
Macquarie VIP Pathfinder Moderately
Aggressive - Managed Volatility Series
Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series
Macquarie VIP Pathfinder Moderate - Managed Volatility Series
X

Table legend:
MIMAK is Macquarie Investment Management Austria Kapitalanlage AG.
MIMEL is Macquarie Investment Management Europe Limited.
MIMGL is Macquarie Investment Management Global Limited.

•
The following is added under the “Who manages the Series?” section following the portfolio manager table of each Series’ Summary Prospectus and Statutory Prospectus and under the “Management of the Series – Investment Manager and Other Service Providers – Investment Manager” section of the SAI:

Employees of DMC’s affiliates outside the US participate in the management of certain Series as “associated persons” of DMC under DMC’s oversight, in accordance with SEC guidance as to  “participating affiliate” arrangements. These associated persons may, on behalf of DMC, provide discretionary investment management services, trading, research and related services directly or indirectly to the Series.
The foregoing is not a solicitation of any proxy. Please read the proxy statement carefully because it contains important information regarding the proposed new advisory agreement and the transaction. The proxy statement is available for free on the website of the US Securities and Exchange Commission (www.sec.gov).
Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Series or acting on a distribution check (if applicable).
Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
Please keep this Supplement for future reference.
This Supplement is dated September 10, 2025.